Other Current Assets	3 Months Ended
Mar. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 12 — OTHER CURRENT ASSETS

	March 31, 2022	December 31, 2021

Prepaid expenses	$1,090	$1,715
Advance to suppliers	3,793	4,027
Deposit	137	1,335
Business advance to employee	1,658	1,444
Other receivables	3,516	1,033
	$10,194	$9,554